UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21700

Tortoise North American Energy Corporation
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
 (Address of Principal Executive Offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211
 (Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: June 30, 2013

Item 1.  Proxy Voting Record
Company Name	Meeting Date	CUSIP	Ticker
Navios Maritime Partners L.P.	December 6, 2012	Y62267102	NMM

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1. John Karakadas
2. Robert Pierot

For	For	Proposal to ratify the appointment of PricewaterhouseCoopers as the Company's Independent Public Accountants for the fiscal year ending December 31,2012	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Breitburn Energy Partners L.P.	June 19, 2013	106776107	BBEP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Class II Directors:	Issuer
1. Halbert S. Washburn
2. Charles S. Weiss

For	For	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the year ending December 31, 2013	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Vanguard Natural Resources	June 6, 2013	92205F106	VNR

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1. W. Richard Anderson
2. Loren Singletary
3. Bruce W. McCullough
4. Scott W. Smith

For	For	To ratify the appointment of BDO USA, LLP as the company's independent registered public accounting firm for 2013	Issuer

For	For	To approve the amendment to Vanguard Natural Resources, LLC Long-Term Incentive Plan	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Buckeye Partners, L.P.	June 4, 2013	118230101	BPL

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1. Oliver G. Richard, III
2. Clark C. Smith
3. Frank S. Sowinski

For	For	The approval of the Buckeye Partners, L.P. 2013 Long-Term Incentive Plan	Issuer

For	For	The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2013	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Markwest Energy Partners	May 29, 2013	570759100	MWE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1. Frank M. Semple
2. Donald D. Wolf
3. Keith E. Bailey
4. Michael L. Beatty
5. Charles K. Dempster
6. Donald C. Heppermann
7. Randall J. Larson
8. Anne E. Fox Mounsey
9. William P Nicoletti

For	For	Ratification of Deloitte & Touche LLP as the Partnership's Independent Registered Public Accountants for the fiscal year ending December 31, 2013.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Legacy Reserves LP	May 14, 2013	524707304	LGCY

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1. Cary D. Brown
2. Kyle A. McGraw
3. Dale A. Brown
4. G. Larry Lawrence
5. William D. Sullivan
6. William R. Granberry
7. Kyle D. Vann

For	For	Ratification of the appointment of BDO USA, LLP as the company's independent registered public accountanting firm for the fiscal year ending December 31, 2013	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Copano Energy, LLC	April 30, 2013	217202100	CPNO

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
To adopt the agreement and plan of merger, dated as of January 29, 2013 (as it may be amended from time to time) by and among Copano Energy, LLC (the "Company"), Kinder Morgan Energy Partners, L.P. , Kinder Morgan G.P., Inc. and Javelina Merger Sub LLC, a wholly-owned subsidiary of Kinder Morgan Energy Partners, L.P. (The "Merger Agreement")
Issuer

For	For
To approve the adjournment of the company's special meeting, if necessary to solicit additional proxies if there are not sufficient votes to adopt the merger agreement at the time of the special meeting
Issuer

For	For	To approve, on an advisory (non-binding) basis, the related compensation payments that will or may be paid by the company to its named executive officers in connection with the merger	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Magellan Midstream Partners, L.P.	April 25, 2013	559080106	MMP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Directors recommend: A vote for election of the following nominees	Issuer
1. Walter R. Arnheim
2. Patrick C. Eilers

For	For	Advisory resolution to approve Executive Compensation	Issuer

For	For	Ratification of appointment of Independent Auditor	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE NORTH AMERICAN ENERGY CORPORATION

Date: August 20, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer